Reconciliation of Basic Shares to Diluted Shares (Detail) - shares shares in Millions		3 Months Ended		12 Months Ended
	Jul. 01, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Basic Shares to Diluted Shares
Basic shares	676	681	676	677	676	676
Effect of dilutive shares	5	9	5	6	5	5
Diluted shares		690	681	683	681	681